UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05506

                 College and University Facility Loan Trust Two
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 603-6406

Date of fiscal year end: November 30, 2003

Date of reporting period: November 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

                                                          College and University
                                                         Facility Loan Trust Two


================================================================================

                                                            Financial Statements
                                                               November 30, 2003

INDEPENDENT AUDITORS' REPORT

To U.S. Bank, Owner Trustee
of College and University Facility Loan Trust Two:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of College and University Facility Loan Trust Two (the Trust) as of November 30, 2003, and the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of the Trust as of November 30, 2001 and the financial highlights for each of the three years in the period then ended, were audited by other auditors who have ceased operations and whose report, dated January 4, 2002, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan loss. In our opinion, accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on management's estimate of fair value as described in Note 8, would result in an increase of approximately $27,486,000 and $33,572,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $27,486,000 and $33,572,000 as of November 30, 2003 and November 30, 2002, respectively.

In our opinion, except for the effect on the 2003 and 2002 financial statements of accounting for investments under the amortized cost method of accounting as discussed in the preceding paragraph, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of November 30, 2003, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Boston, Massachusetts
January 29, 2004

                                                          College and University
                                                         Facility Loan Trust Two

                                             Statement of Assets and Liabilities

================================================================================

November 30,                                                               2003
================================================================================

Assets:

Investments, at amortized cost, net of allowance for loan
  losses of $1,432,376 (Notes 1, 2, 6, 7 and 8, and Schedule
  of Investments)                                                   $94,155,386
Cash                                                                     50,000
Interest receivable                                                     885,710
Deferred bond issuance costs (Note 2)                                   298,096
--------------------------------------------------------------------------------

     Total assets                                                    95,389,192
--------------------------------------------------------------------------------

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)           78,762,077
Interest payable (Note 3)                                             1,975,195
Accrued expenses and other liabilities                                  261,501
Distribution payable to Class B certificateholders (Note 5)           2,278,353
--------------------------------------------------------------------------------

     Total liabilities                                               83,277,126
--------------------------------------------------------------------------------

Net Assets:

Class B certificates, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                       1,763,800
Distributions in excess of tax earnings (Notes 2 and 5)              (2,794,497)
Additional paid-in capital (Note 2)                                  13,142,763
--------------------------------------------------------------------------------

     Total net assets                                               $12,112,066
================================================================================

     Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                $      6.87
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Operations
================================================================================

Year ended November 30,                                                     2003
================================================================================

Investment income:
   Interest income (Note 2)                                          $10,381,106
--------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                    8,126,112
   Servicer fees (Note 4)                                                116,690
   Trustee fees (Note 4)                                                  50,589
   Other trust and bond administration expenses                          249,403
--------------------------------------------------------------------------------

     Total expenses                                                    8,542,794
--------------------------------------------------------------------------------

     Net investment income                                             1,838,312
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations                 $ 1,838,312
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Cash Flows

================================================================================

Year ended November 30,                                                    2003
================================================================================

Cash flows from operating activities:
   Interest received                                               $  4,564,651
   Interest paid                                                     (4,408,323)
   Operating expenses paid                                             (407,675)
--------------------------------------------------------------------------------

       Net cash used in operating activities                           (251,347)
--------------------------------------------------------------------------------

Cash flows from investing activities:
   Net increase in funds held under investment agreements             2,758,729
   Principal payments on Loans                                       17,692,983
--------------------------------------------------------------------------------

       Net cash provided by investing activities                     20,451,712
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                    (16,602,246)
   Distributions to Class B certificateholders                       (3,935,967)
--------------------------------------------------------------------------------

       Net cash used in financing activities                        (20,538,213)
--------------------------------------------------------------------------------

Net decrease in cash                                                   (337,848)

Cash, beginning of year                                                 387,848
--------------------------------------------------------------------------------

Cash, end of year                                                  $     50,000
================================================================================

Reconciliation of net increase in net assets resulting from
  operations to net cash used for operating activities:
   Net increase in net assets resulting from operations            $  1,838,312
   Decrease in interest receivable                                      125,094
   Increase in accrued expenses and other liabilities                     9,007
   Decrease in Bond interest payable                                   (332,045)
   Amortization of original issue discount on Bonds                   3,987,275
   Amortization of purchase discount on Loans                        (5,941,549)
   Amortization of deferred Bond issuance costs                          62,559
--------------------------------------------------------------------------------

       Net cash used in operating activities                       $   (251,347)
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                              Statement of Changes in Net Assets
                                                                     (Note 2(f))

================================================================================

Years ended November 30,                                     2003          2002
================================================================================

From operations:
   Net investment income                              $ 1,838,312   $ 2,419,380
--------------------------------------------------------------------------------

     Net increase in net assets applicable to
       Class B certificateholders resulting from
       operations                                       1,838,312     2,419,380

Capital certificate transactions:
   Distributions to Class B certificateholders
     (Note 5)                                          (3,204,355)   (3,980,969)
--------------------------------------------------------------------------------

Net decrease in net assets                             (1,366,043)   (1,561,589)

Net assets:
   Beginning of year                                   13,478,109    15,039,698
--------------------------------------------------------------------------------

   End of year                                        $12,112,066   $13,478,109
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                                                                              College and University
                                                                                                             Facility Loan Trust Two

                                                                                                                Financial Highlights
                                                                                                                     (Notes 1 and 5)

====================================================================================================================================

Years ended November 30,                           2003              2002              2001              2000              1999
====================================================================================================================================
Net asset value, beginning of year          $      7.64       $      8.53       $      9.01       $     10.05       $      9.45
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                              1.04              1.37              1.15              1.34              1.38

Provision for loan losses                             -                 -                 -              (.17)                -

Dividends to Class A Preferred
  certificateholders:
   As tax return of capital                           -                 -                 -                 -              (.11)

Distribution to Class B
  certificateholders:
   As tax return of capital                       (1.81)            (2.26)            (1.63)            (2.21)             (.67)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                $      6.87       $      7.64       $      8.53       $      9.01       $     10.05
====================================================================================================================================

Total investment return(a)                          N/A               N/A               N/A               N/A               N/A

Net assets applicable to Class B
  certificates, end of year                 $12,112,066       $13,478,109       $15,039,698       $15,898,314       $17,724,801
====================================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                         66.77%(b)         70.03%(b)         69.21%(b)         73.02%(b)         78.42%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                      14.37%            16.97%            13.05%            14.10%            14.13%

   Number of Class B certificates
     outstanding, end of year                 1,763,800         1,763,800         1,763,800         1,763,800         1,763,800

(a)  The Trust's investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total investment return" and has not included information under that heading. In addition, as the Trust's investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b)  Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 3.26%,
     2.76%, 2.72%, 2.53% and 2.57% in 2003, 2002, 2001, 2000 and 1999, respectively.

                                                          The accompanying notes are an integral part of these financial statements.


                                                                                                                                   7

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

1. Organization     College and University Facility Loan Trust Two (the Trust)
   and Business     was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                    The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing
                    Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

1. Organization     All payments on the Loans and earnings under the investment
   and Business     agreements and any required transfers from the Expense and
   (Continued)      Liquidity Funds are deposited to the credit of the Revenue
                    Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders.

                    On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2. Summary of       (a) College and University Facility Loans
   Significant
   Accounting       The Loans were purchased and recorded at a discount below
   Policies         par. Pursuant to a "no-action letter" that the Trust
                    received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2003 was approximately
                    $33,693,000. As a result of prepayments of Loans in the year ended November 30, 2003, additional interest income of approximately $739,000 was recognized.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (a) College and University Facility Loans (Continued)
   Significant
   Accounting       The Trust's policy is to discontinue the accrual of interest
   Policies         on Loans for which payment of principal or interest is 180
   (Continued)      days or more past due or for other such Loans that
                    management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                    Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2003, no loans have been placed on nonaccrual status.

                    Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                    (b) Other Investments

                    Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank's option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                    GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (c) Federal Income Taxes
   Significant
   Accounting       It is the Trust's policy to comply with the requirements
   Policies         applicable to a regulated investment company under
   (Continued)      Subchapter M of the Internal Revenue Code of 1986, as
                    amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                    For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                    (d) Deferred Bond Issuance Costs

                    Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                    (e) Accounting for Impairment of a Loan and Allowance for
                        Loan Losses

                    The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                    The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

                         (1) a valuation allowance for loans identified as impaired,

                         (2) a formula-based general allowance for the various loan portfolio classifications, and

                         (3)  an unallocated allowance.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (e) Accounting for Impairment of a Loan and Allowance for
   Significant          Loan Losses (Continued)
   Accounting
   Policies         A loan is impaired when, based on current information and
   (Continued)      events, it is probable that the Trust will be unable to
                    collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

                    The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

                    In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                    There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (f) Presentation of Capital Distributions
   Significant
   Accounting       Capital distributions are accounted for in accordance with
   Policies         the American Institute of Certified Public Accountants
   (Continued)      Statement of Position (SOP) 93-2, "Determination, Disclosure
                    and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment
                    Companies." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                    In accordance with SOP 93-2, the Trust reclassifies certain amounts from distributions in excess of tax earnings to paid-in-capital. The total reclassification was $1,622,266 as of November 30, 2003. This reclassification has no impact on the net investment income or net assets of the Trust.

                    The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses and the accretion of purchase discount on the Loans. Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.

                    On December 1, 2002 and June 1, 2003, distributions of $1.71 and $0.53 per certificate were declared and paid to certificateholders of record on November 20, 2002 and May 20, 2003, respectively.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (f) Presentation of Capital Distributions (Continued)
   Significant
   Accounting       The tax character of distributions paid during the year
   Policies         ended November 30, 2003 were as follows:
   (Continued)
                    Distributions paid from:

                    Ordinary income                                 $         -
                    Long-term capital gain                                    -
                    Return of capital                                 3,935,967
                    ------------------------------------------------------------

                    Total distributions                             $ 3,935,967
                    ============================================================

                    As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                    Undistributed ordinary loss                     $(2,794,497)
                    Undistributed long-term gain                              -
                    Unrealized appreciation                                   -
                    ------------------------------------------------------------

                                                                    $(2,794,497)
                    ============================================================

                    The undistributed ordinary loss consists of allowance for loan losses of $1,432,376 and accretion of purchase discount on the Loans of $1,362,121 which will reverse in future years causing a reduction in taxable ordinary income.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (g) Use of Estimates
   Significant
   Accounting       The preparation of financial statements in conformity with
   Policies         accounting principles generally accepted in the United
   (Continued)      States requires us to make estimates, judgments and
                    assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, we evaluate the estimates used, including those related to the allowance for loan losses. We base our estimates on historical experience, actuarial estimates, current conditions and various other assumptions that we believe to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. We use these estimates to assist us in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

                    The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

3. Bonds The Bonds outstanding at November 30, 2003 consist of the following:

                                       Outstanding     Unamortized      Carrying
              Interest       Stated     Principal        Discount        Amount
   Type         Rate        Maturity     (000's)         (000's)         (000's)
================================================================================

Sequential      4.00%   June 1, 2018       $98,760         $19,998       $78,762

                    Interest on the Bonds is payable semiannually. On December 1, 2003, the Trust made a principal payment of $9,081,538 on the Bonds.

                    Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

3. Bonds            The estimated aggregate principal payments on the Bonds at
   (Continued)      November 30, 2003 after (Continued) taking into
                    consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                         Amount
                    Fiscal Year                                          (000's)
                    ============================================================

                    2004                                                $13,607
                    2005                                                 11,217
                    2006                                                  9,739
                    2007                                                  8,591
                    2008                                                  7,632
                    Thereafter                                           47,974
                    ------------------------------------------------------------

                    Total                                               $98,760
                    ============================================================

                    Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                    In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

4. Administrative   (a) Servicer
   Agreements
                    As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 2003, this fee totaled
                    $96,759. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the year ended November 30, 2003, out-of-pocket expenses totalled $19,931.

                    (b) Trustees

                    As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                    o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $15,000 and $12,500, respectively, for the year ended November 30, 2003. In addition, the Owner Trustee incurred $1,000 of out-of-pocket expenses.

                    o    The Bond Trustee is entitled to an annual fee equal to
                         0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the year ended November 30, 2003, total Bond Trustee fees and out-of-pocket expenses amounted to $22,089.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

5. Certificates     Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On December 1, 2003, a distribution of $2,278,353 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

                    While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month. The certificateholders shall each be entitled to one vote per certificate.

6. Allowance For    An analysis of the allowance for loan losses for the year
   Loan Losses      ended November 30, 2003 is summarized as follows:

                    Balance, beginning of year                        $1,432,376
                    Provision                                                  -
                    Charge-offs                                                -
                    ------------------------------------------------------------

                    Balance, end of year                              $1,432,376
                    ============================================================

                    At November 30, 2003, there were no recorded investments in loans that are considered to be impaired. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7. Loans Scheduled principal and interest payments on the Loans as of November 30, 2003, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                               Principal   Interest
                                               Payments    Payments     Total
                    Fiscal year                 (000's)     (000's)    (000's)
                    ==========================================================

                    2004                        $ 13,957    $ 3,539   $ 17,496
                    2005                          12,025      3,049     15,074
                    2006                          10,576      2,681     13,257
                    2007                           9,609      2,360     11,969
                    2008                           8,470      2,070     10,540
                    Thereafter                    58,925      9,380     68,305
                    ----------------------------------------------------------

                    Total                       $113,562    $23,079   $136,641
                    ==========================================================

                    Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of November 30, 2003, there were no Loans in Default.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7. Loans            The following analysis summarize the stratification of the
   (Continued)      Loan portfolio by type of collateral and institution as of
                    November 30, 2003:

                                                             Amortized
                                                 Number        Cost
                    Type of Collateral          of Loans      (000's)        %
                    ============================================================

                    Loans secured by a
                      first mortgage                  153       $48,629    60.9%

                    Loans not secured by
                      a first mortgage                 79        31,240    39.1
                    ------------------------------------------------------------

                    Total Loans                       232       $79,869   100.0%
                    ============================================================

                                                             Amortized
                                                 Number        Cost
                    Type of Institution         of Loans      (000's)        %
                    ============================================================

                    Private                           156       $49,098    61.5%

                    Public                             76        30,771    38.5
                    ------------------------------------------------------------

                    Total Loans                       232       $79,869   100.0%
                    ============================================================

                    The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

7. Loans            The collateral for Loans that are secured by a mortgage on
   (Continued)      real estate generally consists of special purpose
                    facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8. Fair Value       Statement of Financial Accounting Standards No. 107,
   of Financial     "Disclosures about Fair Value of Financial Instruments,"
   Instruments      allows for the use of a wide range of valuation techniques;
                    therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                    Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

8. Fair Value       The estimated fair value of each category of the Trust's
   of Financial     financial instruments and the related book value presented
   Instruments      in the accompanying statement of assets and liabilities as
   (Continued)      of November 30, 2003 is as follows:

                                                   Amortized
                                                     Cost         Fair Value
                                                    (000's)         (000's)
                    ==========================================================

                    Loans                              $78,437*       $104,746

                    Investment Agreements:
                       Revenue Fund                     13,547          14,326
                       Liquidity Fund                    2,171           2,569
                    ----------------------------------------------------------

                                                       $94,155        $121,641
                    ==========================================================

                    Bonds                              $78,762         $95,318
                    ==========================================================

                    *Net of allowance for loan losses of $1,432,376.

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                                                       SCHEDULE OF INVESTMENTS

                                                          November 30, 2003

                                                    (Dollar Amounts in Thousands)

                                                                                          Internal
Outstanding                                                      Stated                    Rate of         Amortized
 Principal                                                      Interest     Maturity     Return % (A)    Cost (Notes
  Balance                      Description                       Rate %        Date       (Unaudited)      1 and 2)
 ----------                    -----------                      --------     --------     ------------    -----------
             COLLEGE AND UNIVERSITY LOANS (83.3%)
              ---------- ALABAMA --------
       $145  Alabama Agricultural and Mechanical University   3.000-3.750   07/01/2005        10.25           $129
      1,550  Alabama Agricultural and Mechanical University       3.000     05/01/2018        10.27            998
      1,835  Auburn University                                    3.000     12/01/2018         9.16          1,208
        145  Huntingdon College                                   3.000     10/01/2008        10.60            117
         28  Stillman College                                     3.750     02/01/2004        11.42             27
        309  Talladega College                                    3.000     12/01/2012        10.24            223
      1,050  University of Alabama in Birmingham                  3.000     11/01/2008         7.97            912
              ---------- ARIZONA --------
        480  Arizona State University                             3.000     04/01/2006        10.60            431
              ---------- ARKANSAS --------
         16  Ouachita Baptist University                          3.000     12/01/2006        10.04             14
        103  University of Arkansas at Little Rock                3.000     11/01/2009         9.42             85
        153  University of Central Arkansas                       3.000     04/01/2005        10.69            141
              ---------- CALIFORNIA --------
        169  Azusa Pacific University                             3.750     04/01/2015        10.88            117
        485  California Polytechnic State University              3.000     11/01/2007        10.05            411
        140  California State University                          3.000     11/01/2006         8.75            125
        905  California State University                          3.000     11/01/2013         8.93            678
      2,178  California State University                          3.000     11/01/2019         8.99          1,430
        420  Chapman College                                      3.000     10/01/2013        10.65            294
        107  Chapman College                                      3.000     11/01/2005        10.63             96
        112  Chapman College                                      3.000     11/01/2007        10.57             94
         35  Gavilan College                                      3.000     04/01/2006        10.59             31
        399  Lassen Junior College District                       3.000     04/01/2020        10.27            245
        232  Occidental College                                   3.000     10/01/2019        10.41            139
        365  San Diego State University                           3.000     11/01/2006        10.04            319
         35  State Center Community College                       3.000     10/01/2004        10.10             33
      1,390  University Student Co-Operative Association          3.000     04/01/2019        10.70            869
         13  West Kern Junior College District                    3.625     04/01/2004        10.73             12
        295  West Valley College                                  3.000     04/01/2009        10.50            240
              ---------- COLORADO --------
        230  Fort Lewis College                                   3.000     10/01/2006        10.09            200
        375  Regis College (Denver)                               3.000     11/01/2012        10.47            269
              ---------- DELAWARE --------
        166  Wesley College                                       3.375     05/01/2013        10.88            123
        500  University of Delaware                               3.000     11/01/2006         9.08            445
        564  University of Delaware                               3.000     12/01/2018         8.81            378

                                    The accompanying notes are an integral part of this schedule


                                                                                                                                  24

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                                                       SCHEDULE OF INVESTMENTS

                                                          November 30, 2003

                                                    (Dollar Amounts in Thousands)

                                                            (continued)

                                                                                          Internal
Outstanding                                                      Stated                    Rate of         Amortized
 Principal                                                      Interest     Maturity     Return % (A)    Cost (Notes
  Balance                      Description                       Rate %        Date       (Unaudited)      1 and 2)
 ----------                    -----------                      --------     --------     ------------    -----------

              ---------- FLORIDA --------
       $240  Embry-Riddle Aeronautical University                 3.000     09/01/2007        10.64           $199
         38  Florida Agricultural and Mechanical University       3.625     07/01/2004        10.29             35
         17  Florida Atlantic University                          3.500     07/01/2004        10.27             16
        145  Florida Atlantic University                          3.000     07/01/2006        10.18            125
        116  Florida Institute of Technology                      3.000     11/01/2009        10.53             91
        430  Florida State University                             3.000     01/01/2009         9.40            363
        225  Nova University                                      3.000     12/01/2007        10.04            189
         83  Stetson University                                   3.000     01/01/2006        11.25             73
        255  University of Central Florida                        3.000     10/01/2007        10.08            215
      1,725  University of Florida                                3.000     07/01/2014        10.15          1,183
        280  University of South Florida                          3.750     07/01/2005        10.30            252
              ---------- GEORGIA --------
        121  Emmanuel College                                     3.000     11/01/2013        10.45             84
        103  Georgia Education Authority Board of Regents
               of the University System of Georgia                3.375     01/01/2003        10.60            103
        195  LaGrange College                                     3.000     03/01/2009        11.06            155
        363  Mercer University                                    3.000     05/01/2014        10.58            253
        570  Morehouse College                                    3.000     07/01/2010        10.50            420
        106  Morris Brown College                                 3.750     05/01/2007        11.12             92
      1,336  Morris Brown College                             2.750-3.750   05/01/2018        10.89            884
        743  Paine College                                        3.000     10/01/2016        10.45            479
              ---------- ILLINOIS --------
        615  Concordia College                                    3.000     05/01/2019        10.65            374
        132  Kendall College                                      3.000     10/01/2008        10.59            107
        150  Knox College                                         3.000     04/01/2006        11.15            133
        990  Sangamon State University                            3.000     11/01/2018        10.12            640
              ---------- INDIANA --------
        105  Anderson University                                  3.000     03/01/2006        11.19             93
        108  Indiana University                                   3.750     12/01/2003         8.84            103
        215  Purdue University                                    3.625     07/01/2004         9.33            201
         78  Purdue University                                    3.000     07/01/2005         9.26             71
        197  Taylor University                                    3.000     10/01/2012        10.50            141
        611  Taylor University                                    3.000     10/01/2013        10.49            427
        842  University of Notre Dame                             3.000     02/15/2019        10.62            514
      3,310  Vincennes University                                 3.000     06/01/2023         9.02          1,992
              ---------- IOWA --------
         50  NIACC Dormitories, Inc.                              3.000     10/01/2012        10.27             36
        254  Simpson College                                      3.000     07/01/2016        10.58            161
         73  Waldorf College                                      3.000     07/01/2005        10.77             65
        112  Wartburg College                                     3.750     04/01/2011        11.00             86

                                   The accompanying notes are an integral part of this schedule.


                                                                                                                                  25

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                                                       SCHEDULE OF INVESTMENTS

                                                          November 30, 2003

                                                    (Dollar Amounts in Thousands)

                                                            (continued)

                                                                                          Internal
Outstanding                                                      Stated                    Rate of         Amortized
 Principal                                                      Interest     Maturity     Return % (A)    Cost (Notes
  Balance                      Description                       Rate %        Date       (Unaudited)      1 and 2)
 ----------                    -----------                      --------     --------     ------------    -----------
              ---------- KANSAS --------
        $80  Fort Hays State University                           3.000     10/01/2007        10.08            $68
         67  Hesston College                                      3.000     04/01/2006        11.14             59
        170  Kansas State University                              3.625     04/01/2004         9.77            164
              ---------- KENTUCKY --------
         10  Bellarmine College                                   3.625     05/01/2004        11.34             10
        319  Georgetown College                                   3.000     12/01/2008        10.04            260
        600  Georgetown College                                   3.000     12/01/2009        10.05            474
        156  Spalding University                                  3.000     09/01/2007        10.66            132
        302  Transylvania University                              3.000     11/01/2010        10.51            230
              ---------- LOUISIANA --------
        131  Dillard University                                   3.000     04/01/2008        11.09            112
        166  Louisiana State University                           3.625     07/01/2004         9.04            155
         98  Louisiana State University                           3.000     07/01/2005         8.84             90
        115  Louisiana State University                           3.000     07/01/2006         8.87            103
              ---------- MARYLAND --------
        221  Hood College                                         3.625     11/01/2014        10.54            157
      1,727  Morgan State University                              3.000     11/01/2014        10.56          1,188
              ---------- MASSACHUSETTS --------
         67  Becker Junior College                                3.000     04/01/2005        11.21             62
        830  Bentley College                                      3.000     11/01/2007        10.57            695
         18  Boston Architectural Center                          3.750     11/01/2004        10.77             17
        199  Brandeis University                                  3.000     11/01/2011        10.64            149
        750  College of the Holy Cross                            3.625     10/01/2013        10.60            546
        325  College of the Holy Cross                            3.000     10/01/2006        10.63            280
        290  Hampshire College                                    3.000     07/01/2013        10.75            202
      1,057  Hampshire College                                    3.000     02/01/2014        10.70            729
      2,506  Northeastern University                              3.000     05/01/2018        10.53          1,573
         13  Northeastern University                              3.000     05/01/2004        10.97             13
        353  Springfield College                                  3.500     05/01/2013        10.67            265
         22  Springfield College                                  3.000     05/15/2005        10.11             21
      1,985  Tufts University                                     3.000     10/01/2021        10.39          1,140
        635  Wheaton College                                      3.500     04/01/2013        10.70            463
         18  Wheelock College                                     3.000     05/01/2011        10.23             14
              ---------- MICHIGAN --------
         87  Albion College                                       3.000     10/01/2009        10.56             68
         96  Concordia College                                    3.000     04/01/2009        11.05             82
        235  Harper Grace Hospital                                3.625     04/01/2005        11.26            217
      1,100  Mercy College of Detroit                             3.625     10/01/2013        10.59            788
        750  University of Michigan                               3.750     10/01/2005         9.51            687

                                   The accompanying notes are an integral part of this schedule.


                                                                                                                                  26

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                                                       SCHEDULE OF INVESTMENTS

                                                          November 30, 2003

                                                    (Dollar Amounts in Thousands)

                                                            (continued)

                                                                                          Internal
Outstanding                                                      Stated                    Rate of         Amortized
 Principal                                                      Interest     Maturity     Return % (A)    Cost (Notes
  Balance                      Description                       Rate %        Date       (Unaudited)      1 and 2)
 ----------                    -----------                      --------     --------     ------------    -----------
              ---------- MINNESOTA --------
     $1,110  Chateau Community Housing Association                3.000     10/01/2012        10.51           $795
        324  College of Saint Thomas                              3.000     11/01/2009        10.53            255
        377  MacAlester College                                   3.000     05/01/2020        10.46            228
              ---------- MISSISSIPPI --------
      1,449  Hinds Junior College                                 3.000     04/01/2013        10.42          1,069
        496  Millsaps College                                     3.000     11/01/2021        10.34            286
      1,350  Mississippi State University                         3.000     12/01/2020         9.64            830
              ---------- MISSOURI --------
         94  Central Missouri State University                    3.625     07/01/2004        10.29             87
        475  Central Missouri State University                    3.000     07/01/2007        10.18            397
        217  Drury College                                        3.000     04/01/2015        10.63            147
        325  Drury College                                        3.000     10/01/2010        10.75            250
        541  Southeast Missouri State University                  3.000     04/01/2007        10.58            475
              ---------- MONTANA --------
        270  Carroll College                                      3.750     06/01/2014        10.46            189
        138  Carroll College                                      3.000     06/01/2018        10.15             87
              ---------- NEBRASKA --------
         32  Midland Lutheran College                             3.000     04/01/2005        11.20             29
              ---------- NEW HAMPSHIRE --------
        127  New England College                                  3.000     04/01/2016        10.77             83
              ---------- NEW JERSEY --------
      1,350  Fairleigh Dickinson University                       3.000     11/01/2017        10.39            852
        515  Newark Beth Israel Hospital                          3.625     01/01/2014        11.06            360
      1,350  Rider College                                        3.625     11/01/2013        10.42            978
        362  Rider College                                        3.000     05/01/2017        10.70            232
        555  Rutgers, The State University                        3.750     05/01/2016         9.19            411
              ---------- NEW MEXICO --------
         64  College of Santa Fe                                  3.000     10/01/2005        10.66             57
        491  College of Santa Fe                                  3.000     10/01/2018        10.43            305
              ---------- NEW YORK --------
      1,275  Canisius College                                     3.000     11/01/2017        10.40            805
        788  College of Saint Rose                                3.000     05/01/2022        10.43            453
        505  Daemen College                                       3.000     04/01/2016        10.77            331
        404  Dowling College                                      3.000     10/01/2010        10.75            311
        902  D'Youville College                                   3.000     04/01/2018        10.90            557
      1,455  Hofstra University                                   3.000     11/01/2012        10.61          1,058
        250  Long Island University                               3.750     05/01/2005        11.22            232
        133  Long Island University                               3.000     11/01/2009        10.69            106
        464  Long Island University                               3.000     11/01/2009        10.69            369
        425  Long Island University                               3.625     06/01/2014        10.49            295
         21  Long Island University                               3.750     10/01/2004        10.79             20
        734  Memorial Hospital for Cancer and Allied Diseases     3.375     04/01/2012        10.68            553
        165  SUNY, Mohawk Valley Community College                3.000     04/01/2005        10.26            153
        309  Utica College                                        3.000     11/01/2009        10.53            243

                                   The accompanying notes are an integral part of this schedule.


                                                                                                                                  27

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                                                       SCHEDULE OF INVESTMENTS

                                                          November 30, 2003

                                                    (Dollar Amounts in Thousands)

                                                            (continued)

                                                                                          Internal
Outstanding                                                      Stated                    Rate of         Amortized
 Principal                                                      Interest     Maturity     Return % (A)    Cost (Notes
  Balance                      Description                       Rate %        Date       (Unaudited)      1 and 2)
 ----------                    -----------                      --------     --------     ------------    -----------
              ---------- NORTH CAROLINA --------
       $149  Catawba College                                      3.000     12/01/2009        10.27           $115
        310  Elizabeth City State University                      3.000     10/01/2017        10.02            201
        210  High Point College                                   3.000     12/01/2010        10.26            157
         94  Lenoir Rhyne College                                 3.000     12/01/2006        10.04             82
        105  North Carolina State University                      3.625     09/01/2004         7.97            100
         27  Queens College                                       3.625     07/01/2004        10.90             25
         35  Saint Mary's College                                 3.000     03/01/2005        11.25             32
        360  Saint Mary's College                                 3.000     06/01/2020        10.14            218
        202  University of North Carolina                         3.000     11/01/2005         8.81            187
        345  University of North Carolina                         3.000     01/01/2008         9.50            293
         25  University of North Carolina                         3.000     01/01/2007         9.50             22
              ---------- OHIO --------
         56  Rio Grande College                                   3.000     03/30/2009        10.93             45
        224  University of Steubenville                           3.125     04/01/2010        10.98            174
        615  Wittenberg University                                3.000     05/01/2015        10.76            414
        193  Wittenberg University                                3.000     11/01/2017        10.39            122
         27  Wooster Business College                             3.000     03/30/2009        10.88             21
        389  Wright State University                              3.000     05/01/2009         9.89            327
              ---------- OKLAHOMA --------
      1,180  Cameron University                                   3.000     04/01/2007        10.16          1,028
        525  Langston University                                  3.000     04/01/2007        10.56            453
         80  Southern Nazarene University                         3.750     04/01/2005        11.27             74
              ---------- OREGON --------
        647  George Fox College                                   3.000     07/01/2018        10.64            401
         67  Linfield College                                     3.000     10/01/2017        10.44             42
        590  University of Portland                               3.375     04/01/2013        10.88            433
              ---------- PENNSYLVANIA --------
        408  Albright College                                     3.000     11/01/2015        10.23            278
        170  Carnegie-Mellon University                           3.000     05/01/2009        10.73            137
        820  Carnegie-Mellon University                           3.000     11/01/2017        10.51            524
        960  Drexel University                                    3.500     05/01/2014        10.53            695
        490  Gannon University                                    3.000     11/01/2011        10.49            362
        179  Gannon University                                    3.000     12/01/2022        10.13            102
        189  Lycoming College                                     3.625     05/01/2014        10.64            136
        265  Lycoming College                                     3.750     05/01/2015        10.62            188
        162  Moravian College                                     3.375     11/01/2012        10.52            118
      2,087  Philadelphia College of Art                          3.000     01/01/2022        10.62          1,176
        485  Saint Vincent College                                3.500     05/01/2013        10.86            352
        257  Seton Hill College                                   3.625     11/01/2014        10.53            180
        985  Villanova University                                 3.000     04/01/2019        10.70            598
        307  York Hospital                                        3.000     05/01/2020        10.64            184
              ---------- RHODE ISLAND --------
         70  Rhode Island College                                 3.000     10/01/2005        10.09             63

                                   The accompanying notes are an integral part of this schedule.


                                                                                                                                  28

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                                                       SCHEDULE OF INVESTMENTS

                                                          November 30, 2003

                                                    (Dollar Amounts in Thousands)

                                                            (continued)

                                                                                          Internal
Outstanding                                                      Stated                    Rate of         Amortized
 Principal                                                      Interest     Maturity     Return % (A)    Cost (Notes
  Balance                      Description                       Rate %        Date       (Unaudited)      1 and 2)
 ----------                    -----------                      --------     --------     ------------    -----------
              ---------- SOUTH CAROLINA --------
        $22  Benedict College                                     3.750     11/01/2004        10.75            $21
        332  Benedict College                                     3.000     11/01/2006        10.61            290
      1,532  Benedict College                                     3.000     11/01/2020        10.36            904
        105  Clemson University                                   3.000     07/01/2005         9.51             95
         98  Coker College                                        3.000     12/01/2009        10.04             77
         44  Columbia College                                     3.625     07/01/2004        10.90             40
         30  Columbia College                                     3.000     07/01/2006        10.80             26
        368  Morris College                                       3.000     11/01/2009        10.53            289
              ---------- SOUTH DAKOTA --------
        145  Dakota Wesleyan University                           3.000     10/01/2015        10.46             96
        330  South Dakota School of Mines and Technology          3.000     04/01/2018        10.30            210
              ---------- TENNESSEE --------
        258  Cumberland University                                3.000     08/01/2017        10.52            159
        166  Hiwassee College                                     3.000     09/15/2018        10.58            102
              ---------- TEXAS --------
         78  Cisco Junior College                                 3.000     07/01/2005        10.15             74
        305  Houston Tillotson College                            3.500     04/01/2014        10.90            216
        340  McLennan Community College                           3.000     04/01/2006        10.49            305
        268  Southern Methodist University                        3.000     10/01/2007        10.61            224
      1,830  Southwest Texas State University                     3.000     10/01/2015         9.51          1,269
      1,397  Stephen F. Austin State University               3.375-3.500   10/01/2012         9.57          1,062
        411  Texas A & I University                               3.000     07/01/2009         9.57            330
        380  Texas Southern University                            3.500     04/01/2013        10.45            279
        546  University of Saint Thomas                           3.000     10/01/2019        10.41            327
              ---------- VERMONT --------
        116  Champlain College                                    3.000     12/01/2013        10.19             80
      1,426  Saint Michael's College                              3.000     05/01/2013        10.60          1,022
        260  Vermont State College                                3.000     06/01/2008         9.02            217
        196  Vermont State College                                3.000     07/01/2014         9.30            140
              ---------- VIRGINIA --------
        192  Randolph-Macon College                               3.000     05/01/2010        10.72            151
      1,040  James Madison University                             3.000     06/01/2009        10.49            809
        398  Lynchburg College                                    3.750     05/01/2015        10.64            285
        540  Lynchburg College                                    3.000     05/01/2018        10.68            340
        303  Mary Baldwin College                                 3.375     05/01/2012        10.68            229
        510  Marymount University                                 3.000     05/01/2016        10.52            339
      2,461  Norfolk State University                             3.000     12/01/2021         9.77          1,464
        392  Saint Paul's College                                 3.000     11/01/2014        10.56            274
      1,772  Virginia Commonwealth University                     3.000     06/01/2011        10.01          1,321
        185  Virginia Commonwealth University                     3.000     06/01/2004        10.08            170
        195  Virginia Wesleyan College                            3.000     11/01/2009        10.54            156
        128  Virginia Wesleyan College                            3.000     11/01/2010        10.51             98

                                   The accompanying notes are an integral part of this schedule.


                                                                                                                                  29

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                                                       SCHEDULE OF INVESTMENTS

                                                          November 30, 2003

                                                    (Dollar Amounts in Thousands)

                                                            (continued)

                                                                                          Internal
Outstanding                                                      Stated                    Rate of         Amortized
 Principal                                                      Interest     Maturity     Return % (A)    Cost (Notes
  Balance                      Description                       Rate %        Date       (Unaudited)      1 and 2)
 ----------                    -----------                      --------     --------     ------------    -----------

              ---------- WASHINGTON --------
       $145  Olympic Community College                            3.000     10/01/2008        10.07           $123
        282  Seattle University                                   3.000     11/01/2008        10.55            229
        140  Washington State University                          3.625     04/01/2004        10.02            135
         90  Washington State University                          3.750     04/01/2004        10.03             87
        110  Western Washington University                        3.625     10/01/2004        10.18            103
        140  Western Washington University                        3.750     10/01/2005        10.19            127
              ---------- WEST VIRGINIA --------
        211  Bethany College                                      3.375     11/01/2012        10.54            157
        230  Bethany College                                      3.000     11/01/2017        10.40            146
        380  Bethany College                                      3.000     11/01/2012        10.40            278
         40  Wheeling College                                     3.000     11/01/2007        10.59             34
              ---------- WISCONSIN --------
        370  Carroll College                                      3.750     03/01/2015        10.93            263
        435  Marian College                                       3.000     10/01/2016        10.45            281
         42  Saint Norbert College                                3.625     04/01/2004        11.33             40
        191  Saint Norbert College                                3.000     04/01/2007        11.10            164
              ---------- DISTRICT OF COLUMBIA --------
      2,399  Georgetown University                                3.000     11/01/2020        10.36          1,415
      6,205  Georgetown University                                4.000     11/01/2020        10.52          3,933
        312  Georgetown University                                3.000     05/01/2005        10.86            288
              ---------- PUERTO RICO --------
         55  Inter American University of Puerto Rico             3.000     09/01/2007        10.66             46
      1,986  Inter American University of Puerto Rico             3.000     01/01/2017        10.94          1,259
      1,209  University of Puerto Rico, Rio Piedras Campus        3.000     06/01/2011         9.39            923
------------                                                                                          -------------
    113,562  Total College and University Loans                                                             79,869
------------                                                                                          -------------

             Allowance for Loan Losses                                                                       1,432
                                                                                                      -------------

             Net Loans of the Trust                                                                         78,437 (B)
                                                                                                      -------------

             INVESTMENT AGREEMENTS (16.7%)
      2,171  JPMorgan Chase Bank - Liquidity Fund                  7.750    06/01/2018        7.750          2,171
     13,547  JPMorgan Chase Bank - Revenue Fund                    7.050    06/01/2018        7.050         13,547
------------                                                                                          -------------
     15,718  Total Investment Agreements                                                                    15,718
------------                                                                                          -------------
   $129,280  Total Investments (100.0%)                                                                    $94,155
============                                                                                          =============

(A)  Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)  The tax basis on the Loans is approximately $81,231,000.

                                   The accompanying notes are an integral part of this schedule.


                                                                                                                                  30

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable until annual reports for fiscal years ending after December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES
(a) The registrant's Owner Trustee has concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS
The following exhibits are attached to this Form N-CSR:

EXHIBIT NO. DESCRIPTION OF EXHIBIT

10(a)(2) Certification of the Owner Trustee pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

10(b)(1) Certification of the Owner Trustee pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): College and University Facility Loan Trust Two
              ----------------------------------------------

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated March 11, 1988 and Amended and restated on May 12, 1988, and December 4, 1989.

By:   /s/ Diana J. Kenneally
      -------------------------------------
      Assistant Vice President

Date: February 13, 2004
      -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated March 11, 1988 and Amended and restated on May 12, 1988, and December 4, 1989.

By:   /s/ Diana J. Kenneally
      -------------------------------------
      Assistant Vice President

Date: February 13, 2004
      -------------------------------------